DEBT OBLIGATIONS - Partnership’s Debt Obligations (Details)
€ in Millions, ₩ in Millions, ₨ in Millions, د.إ in Millions, ¥ in Millions, £ in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 EUR (€)	Jun. 30, 2025 GBP (£)	Jun. 30, 2025 CAD ($)	Jun. 30, 2025 INR (₨)	Jun. 30, 2025 KRW (₩)	Jun. 30, 2025 BRL (R$)	Jun. 30, 2025 AUD ($)	Jun. 30, 2025 AED (د.إ)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 INR (₨)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 AUD ($)	Dec. 31, 2024 AED (د.إ)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Total debt obligations	$ 47,993										$ 51,499										$ 68,712
Current	14,391										14,719
Non-current	$ 33,602										35,964
Percentage of debt obligations with suspended contractual payment	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%
Deferred financing costs
Disclosure of detailed information about borrowings [line items]
Total debt obligations	$ (234)										(225)
Disposal groups classified as held for sale
Disclosure of detailed information about borrowings [line items]
Total debt obligations	0										816
U.S. Dollars
Disclosure of detailed information about borrowings [line items]
Total debt obligations	32,193										35,414
Euros
Disclosure of detailed information about borrowings [line items]
Total debt obligations	1,515	€ 1,285									1,515	€ 1,463
British Pounds
Disclosure of detailed information about borrowings [line items]
Total debt obligations	6,912		£ 5,033								6,157		£ 4,919
Canadian Dollars
Disclosure of detailed information about borrowings [line items]
Total debt obligations	3,301			$ 4,491							3,157			$ 4,541
Indian Rupee
Disclosure of detailed information about borrowings [line items]
Total debt obligations	481				₨ 41,094						1,805				₨ 154,296
South Korean Won
Disclosure of detailed information about borrowings [line items]
Total debt obligations	1,815					₩ 2,457,000					1,675					₩ 2,477,858
Brazilian Reais
Disclosure of detailed information about borrowings [line items]
Total debt obligations	569						R$ 3,107				500						R$ 3,097
Australian Dollars
Disclosure of detailed information about borrowings [line items]
Total debt obligations	1,144							$ 1,739			1,206							$ 1,948
United Arab Emirates Dirham
Disclosure of detailed information about borrowings [line items]
Total debt obligations	95								د.إ 348		95								د.إ 348
China Yuan
Disclosure of detailed information about borrowings [line items]
Total debt obligations	202									¥ 1,446	200									¥ 1,464
Fixed rate
Disclosure of detailed information about borrowings [line items]
Secured debt obligations:	17,288										15,396
Variable rate
Disclosure of detailed information about borrowings [line items]
Secured debt obligations:	$ 21,425										$ 25,809
Weighted-average rate | Fixed rate
Disclosure of detailed information about borrowings [line items]
Weighted-average rate	5.11%	5.11%	5.11%	5.11%	5.11%	5.11%	5.11%	5.11%	5.11%	5.11%	5.11%	5.11%	5.11%	5.11%	5.11%	5.11%	5.11%	5.11%	5.11%	5.11%
Weighted-average rate | Variable rate
Disclosure of detailed information about borrowings [line items]
Weighted-average rate	7.15%	7.15%	7.15%	7.15%	7.15%	7.15%	7.15%	7.15%	7.15%	7.15%	7.32%	7.32%	7.32%	7.32%	7.32%	7.32%	7.32%	7.32%	7.32%	7.32%
Brookfield Property Partners’ credit facilities
Disclosure of detailed information about borrowings [line items]
Unsecured facilities:	$ 2,086										$ 2,133
Brookfield Property Partners’ credit facilities | Weighted-average rate
Disclosure of detailed information about borrowings [line items]
Weighted-average rate	6.32%	6.32%	6.32%	6.32%	6.32%	6.32%	6.32%	6.32%	6.32%	6.32%	6.38%	6.38%	6.38%	6.38%	6.38%	6.38%	6.38%	6.38%	6.38%	6.38%
Brookfield Property Partners’ corporate bonds
Disclosure of detailed information about borrowings [line items]
Unsecured facilities:	$ 1,396										$ 1,321
Brookfield Property Partners’ corporate bonds | Weighted-average rate
Disclosure of detailed information about borrowings [line items]
Weighted-average rate	4.79%	4.79%	4.79%	4.79%	4.79%	4.79%	4.79%	4.79%	4.79%	4.79%	4.79%	4.79%	4.79%	4.79%	4.79%	4.79%	4.79%	4.79%	4.79%	4.79%
Brookfield Properties Retail Holdings LLC (“BPYU”) term debt
Disclosure of detailed information about borrowings [line items]
Unsecured facilities:	$ 850										$ 1,147
Brookfield Properties Retail Holdings LLC (“BPYU”) term debt | Weighted-average rate
Disclosure of detailed information about borrowings [line items]
Weighted-average rate	7.83%	7.83%	7.83%	7.83%	7.83%	7.83%	7.83%	7.83%	7.83%	7.83%	6.96%	6.96%	6.96%	6.96%	6.96%	6.96%	6.96%	6.96%	6.96%	6.96%
BPYU senior secured notes
Disclosure of detailed information about borrowings [line items]
Unsecured facilities:	$ 1,124										$ 1,493
BPYU senior secured notes | Weighted-average rate
Disclosure of detailed information about borrowings [line items]
Weighted-average rate	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%
BPYU corporate facility
Disclosure of detailed information about borrowings [line items]
Unsecured facilities:	$ 359										$ 397
BPYU corporate facility | Weighted-average rate
Disclosure of detailed information about borrowings [line items]
Weighted-average rate	7.17%	7.17%	7.17%	7.17%	7.17%	7.17%	7.17%	7.17%	7.17%	7.17%	7.19%	7.19%	7.19%	7.19%	7.19%	7.19%	7.19%	7.19%	7.19%	7.19%
BPYU junior subordinated notes
Disclosure of detailed information about borrowings [line items]
Unsecured facilities:	$ 195										$ 198
BPYU junior subordinated notes | Weighted-average rate
Disclosure of detailed information about borrowings [line items]
Weighted-average rate	5.99%	5.99%	5.99%	5.99%	5.99%	5.99%	5.99%	5.99%	5.99%	5.99%	6.29%	6.29%	6.29%	6.29%	6.29%	6.29%	6.29%	6.29%	6.29%	6.29%
Subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Unsecured facilities:	$ 257										$ 332
Subsidiary borrowings | Weighted-average rate
Disclosure of detailed information about borrowings [line items]
Weighted-average rate	4.84%	4.84%	4.84%	4.84%	4.84%	4.84%	4.84%	4.84%	4.84%	4.84%	5.36%	5.36%	5.36%	5.36%	5.36%	5.36%	5.36%	5.36%	5.36%	5.36%
Funds subscription credit facilities
Disclosure of detailed information about borrowings [line items]
Secured debt obligations:	$ 3,247										$ 3,498
Funds subscription credit facilities | Weighted-average rate
Disclosure of detailed information about borrowings [line items]
Weighted-average rate	6.33%	6.33%	6.33%	6.33%	6.33%	6.33%	6.33%	6.33%	6.33%	6.33%	6.46%	6.46%	6.46%	6.46%	6.46%	6.46%	6.46%	6.46%	6.46%	6.46%